Equity (Details) $ / shares in Units, $ in Thousands											1 Months Ended				7 Months Ended		12 Months Ended
	Nov. 01, 2022 shares	Sep. 15, 2022 shares	Aug. 02, 2022 shares	Jun. 01, 2022 USD ($) shares	Jul. 21, 2021 shares	Mar. 04, 2021	Nov. 30, 2020 shares	Oct. 16, 2020 shares	Oct. 01, 2020 shares	Apr. 01, 2020	Jul. 19, 2021	Mar. 02, 2021 shares	Nov. 20, 2020 USD ($) shares	Sep. 17, 2020 shares	Dec. 31, 2022 $ / shares shares	Jun. 01, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jun. 30, 2022
Equity (Details) [Line Items]
Description of reverse share split											the Company’s Board resolved that the final ratio for the Second Reverse Split will be 140:1, which went effective on August 9, 2021. Concurrently with the Second Reverse Split, a change to the ratio of its ADSs to its Ordinary Shares was effective pursuant to which each ADS representing 140 ordinary shares changed to each ADS representing 1 ordinary share.			the Company convened a special general meeting of its shareholders, whereby the shareholders approved, inter alia, (i) an increase to the Company’s share capital from 500,000,000 ordinary shares to 750,000,000 ordinary shares; and (ii) a reverse split of the Company’s share capital up to a ratio of 20:1 (the “Reverse Split”).
Ordinary shares issued	37,000	75,000,000	24,000		6,000				40
Purchase agreement, description													(i) one ordinary share and (ii) two warrants to purchase one ordinary share each, at a purchase price of $5.02 per unit (“November 2020 Warrants”). The November 2020 Warrants have an exercise price of $5.02 per ordinary share, will be exercisable upon issuance and will expire five years from the date of issuance.
Gross proceeds (in Dollars) | $				$ 10,210									$ 4,200
Shares issued													835,447		6,798,840		6,798,840	3,091,740
Exercise warrants							1,004,494
Description of private offering				the Company completed a private offering with an investor for gross proceeds of $10,210 (the “June 2022 Private Placement”), providing for the issuance of an aggregate of 3,546,100 units and pre-funded units, as follows: (a) 335,000 units at a price of $2.88 per unit, each consisting of (i) one ordinary share of the Company, and (ii) two warrants each to purchase one ordinary share (the “June 2022 Warrants”), and (b) 3,211,100 pre-funded units at a price of $2.819 per unit, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) two June 2022 Warrants.		the Company completed a private offering with several accredited and institutional investors for gross proceeds of $8,150, providing for the issuance of an aggregate of 1,152,628 units, as follows: (a) 916,316 units at a price of $7.07 per unit, consisting of (i) one ordinary share of the Company, and (ii) a Series A Warrant to purchase an equal number of units purchased (the “2021 Series A Warrants”) and a Series B Warrant (the “2021 Series B Warrants” and, collectively with the 2021 Series A Warrants, the March 2021 Warrants) to purchase half the number of units, and (b) 236,312 pre-funded units at a price of $7.069 per unit, consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) one 2021 Series A Warrant and one 2021 Series B Warrant.
Exercise price (in Dollars per share) | $ / shares															$ 2.63	$ 2.63
Date of issuance																		5 years
Warrants and exercise																	3,211,100	10,000
Issuance of aggregate shares				3,546,100												3,546,100
Warrants exercise price																			2.63
March 2021 Financing Round [Member]
Equity (Details) [Line Items]
Shares issued															100,000		100,000
Warrants and exercise																	100,000
Series A Warrants [Member]
Equity (Details) [Line Items]
Shares issued																		128,156
Exercise price (in Dollars per share) | $ / shares																	$ 7.07
Warrants and exercise																		118,156
Series B Warrants [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																		$ 10.6
April 2020 Purchase Agreement [Member]
Equity (Details) [Line Items]
Purchase agreement, description										the Company entered into a definitive securities purchase agreement (the “April 2020 Purchase Agreement”) with institutional investors to purchase of 4,166,168 units, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) one Series B warrant to purchase one ordinary share, at a purchase price of $0.2999 per unit. The Series B warrants have an exercise price of $0.43 per ordinary share, are exercisable upon issuance and expire five years from the date of issuance. The offering resulted in gross proceeds to the Company of approximately $1,250. The closing of the sale of the securities took place on April 3, 2020. After the closing of the April 2020 Purchase Agreement and until the Approval Date, all pre-funded warrants were exercised. In addition, 4,166,168 of the Series B warrants were exercised pursuant to a cashless exercise mechanism as described in the April 2020 Purchase Agreement for no further consideration to the Company. As of the Approval Date, all Series B warrants were exercised.
Warrants [Member]
Equity (Details) [Line Items]
Shares issued																		1,004,494
Pre-funded warrants [Member]
Equity (Details) [Line Items]
Shares issued															3,211,100		3,211,100
Minimum [Member]
Equity (Details) [Line Items]
Ordinary shares issued								750,000,000				1,800,000,000		500,000,000
Maximum [Member]
Equity (Details) [Line Items]
Ordinary shares issued								1,800,000,000				3,600,000,000		750,000,000
ADS [Member]
Equity (Details) [Line Items]
Ordinary shares issued									140